Net loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Net loss per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share	The following table presents the computation of basic and diluted net loss per share:
	Six months ended June 30,
	2024	2023
Basic net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$131,797	$(2,264,027)
Denominator:
Weighted average number of shares	7,878,501	7,938,525
Basic earnings (loss) per ordinary share	$0.02	$(0.29)

Diluted net earnings (loss) per ordinary share:
Numerator:
Allocation of undistributed earnings	$131,797	$(2,264,027)

Denominator:
Number of shares used in basic calculation	7,878,501	7,938,525
Effect of dilutive securities:
Weighted average effect of dilutive securities	67,823	-
Denominator for diluted earnings per ordinary share	7,946,324	7,938,525
Diluted earnings (loss) per ordinary share	$0.02	$(0.29)